Major Commitments and Contingencies (Environmental Matters) (Details) CAD in Millions	12 Months Ended
	Dec. 31, 2017 CAD Site	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Environmental matters
Number of identified sites for which the Company is or may be liable for remediation costs | Site	150
Number of sites for which the Company has been notified that it is a potentially responsible party for study and cleanup costs | Site	6
Provision for specific environmental sites [Abstract]
Beginning of year	CAD 86	CAD 110	CAD 114
Accruals and other	16	6	81
Payments	(23)	(29)	(91)
Foreign exchange	(1)	(1)	6
End of year	78	86	110
Current portion - End of year	CAD 57	50	51
Anticipated environmental liability disbursement time frame (in years)	the next five years
Regulatory Compliance [Abstract]
Environmental operating expenses	CAD 20	19	20
Environmental capital expenditures	CAD 21	CAD 15	CAD 18